EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 12 – EQUITY

The Company is authorized to issue an unlimited number of Class A Ordinary Share of no par value and Class B Ordinary Share of no par value.

(i)	On September 27, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities LLC, as representative (the “Representative”) of the underwriters named therein (the “Underwriters”), pursuant to which the Company agreed to sell to the Underwriters in a firm commitment initial public offering (the “Offering”) of an aggregate of 2,000,000 of the Company’s Class A Ordinary Share, no par value per share, at a public offering price of $5.00 per share. The shares were offered by the Company pursuant to a registration statement on Form F-1, as amended (File No. 333-273914), originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on August 11, 2023, which was declared effective by the SEC on September 26, 2023.

The Underwriting Agreement contains customary representations and warranties that the parties thereto made to, and solely for the benefit of, the other party in the context of all of the terms and conditions of that Underwriting Agreement and in the context of the specific relationship between the parties. The provisions of the Underwriting Agreement and schedules and exhibits thereto, including the representations and warranties contained therein respectively, are not for the benefit of any party other than the parties to such documents and agreements and are not intended as documents for investors and the public to obtain factual information about the current state of affairs of the parties to those documents and agreements. Rather, investors and the public should look to other disclosures contained in the Company’s filings with the Commission.

On October 2, 2023, the Company consummated the Offering of 2,000,000 Class A Ordinary Share at a price to the public of $5.00 per share. The net proceeds from the Offering amounted to $8,047,695, after deducting underwriting discounts, commissions and offering-related expenses. A final prospectus relating to this Offering was filed with the Commission on September 29, 2023. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “VSME” on September 28, 2023.

(ii)	Prior to the effectiveness of the reverse share split, the Company issued 172,000 Class A Ordinary Shares to a consultant to compensate its services rendered. With effect of the reverse share split on June 18, 2024, 24,572 shares of Class A Ordinary Share were issued.

In December 2024, the Company issued 506,303 Class A Ordinary Shares to certain consultants to compensate their services rendered.

(iii)	Prior to the effective of the reverse share split, the Company issued 600,000 Class A Ordinary Shares to a consultant to compensate its services rendered. With effect of the reverse share split on June 18, 2024, 85,714 Class A Ordinary Share were issued.

For the years ended December 31, 2024 and 2023, the Company recorded $946,444 and $861,551 share-based compensation expense, respectively in the consolidated statements of operations and comprehensive loss.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

(iv)	On June 28, 2024, under the 2023 Equity Incentive Plan, the Company issued 295,000 Class A Ordinary Shares to compensate the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants which previously granted on December 29, 2023.

In July and December 2024, the Company issued aggregate 327,681 shares of Class A Ordinary Share for compensate the performance currently achieved, and services rendered by certain directors, officers, employees, and consultants.

(v)	430,326 Class A Ordinary Shares were issued to settle an aggregate of $335,415 convertible promissory notes at the conversion price of $0.78 per share.

(vi)	1,030,927 Class A Ordinary Shares were issued for private placement with aggregate proceeds of $1,004,439.

(vii)	900,000 Class A Ordinary Shares were issued for the acquisition of an intangible asset.

(viii)	1,250,000 Class A Ordinary Shares were issued for the acquisition of 100% equity interest of MLINK.

Reverse Share Split

On May 31, 2024, the Board of Directors of the Company approved a share combination (by reverse share split) at the ratio of one-for-seven on the Class A Ordinary Share and Class B Ordinary Share of the Company of no par value with the effective date on June 18, 2024. The reverse share split reduced the number of issued and outstanding shares of Class A and Class B and had no effect to the unlimited authorized shares of Class A and Class B. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.

As of December 31, 2024 and 2023, there were 7,707,676 and 2,857,153 shares of Class A Ordinary Share issued and outstanding, respectively.

As of December 31, 2024 and 2023, there were 285,715 and 285,715 shares of Class B Ordinary Share issued and outstanding, respectively.

The following is a summary of the rights, preferences, and terms of the Class A Ordinary Shares and Class B Ordinary Share:

Dividends

Holders of Class A Ordinary Share and Class B Ordinary Share are entitled to dividends when, as and if, declared by the board of directors of the Company. As of December 31, 2024 and 2023, the Company has not declared any dividends.

Voting

Holders of Class A Ordinary Share are entitled to one (1) vote per share.

Holders of Class B Ordinary Share are entitled to eighteen (18) votes per share.

Liquidation preference

Both holders of Class A and Class B Ordinary Share have the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Conversion

In no event shall Class A Ordinary Share be convertible into Class B Ordinary Share.

Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Share. Upon any sale, transfer, assignment or disposition of any Class B Ordinary Share by a holder thereof to any person or entity who is not a Founder or Founder Affiliate, or upon a change of ultimate beneficial ownership of any Class B Ordinary Share to any person who is not a Founder or Founder Affiliate, such Class B Ordinary Share shall be automatically and immediately converted into the same number of Class A Ordinary Share.

Redemption

The Company may purchase, redeem or otherwise acquire and hold both Class A and Class B Ordinary Share with a consent of shareholders or Resolution of Directors authorizing the purchase, redemption or other acquisition contains a statement that the directors are satisfied, on reasonable grounds.

Class A ordinary shares and Class B ordinary shares are referred to as common stock throughout the notes to these consolidated financial statements, unless otherwise noted.

2023 Equity Incentive Plan

On December 18, 2023, the Company approved 2023 Equity Incentive Plan (the “Plan”) for compensating the contributions and performance achieved by directors, officers, employees and consultants. The maximum aggregate number of ordinary shares that may be issued under the Plan is 4,400,000 Class A Ordinary Shares.

On December 29, 2023, the Company approved and granted an aggregate of 2,350,000 shares of Class A Ordinary Share of the Company, with no par value, for compensating the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants. On June 28, 2024, the Company issued 295,000 Class A Ordinary Share. In July and December 2024, the Company issued the aggregate 327,681 Class A Ordinary Share.

The fair value of the shares granted under the scheme is measured based on the closing price of the Company’s shares as reported by Nasdaq Exchange on the date of grant. For those shares vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the consolidated statements of operations and comprehensive loss.